Separate Account Guaranteed Interest Contract - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, fully benefit-responsive investment contract, description	The Plan has entered into a traditional fully benefit-responsive investment contract with Mass Mutual Retirement Services. The Separate Account Guaranteed Interest Contract ("SAGIC") maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses.
EBP, fully benefit-responsive investment contract, limitation on transacting at contract value, description	Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA.
EBP, fully benefit-responsive investment contract, termination, description	The SAGIC does not permit the insurance company to terminate the agreement unless the Plan is not in compliance with the investment agreement.